Segment information - Segment liabilities - Tabular disclosure (Details) - EUR (€) € in Millions	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Equity	€ 34,406	€ 34,956	€ 35,807	€ 35,361
Non-current lease liabilities	7,097	6,901
Non-current fixed assets payables	1,575	1,480
Non-current employee benefits	2,600	2,567
Non-current liabilities included in the calculation of net financial debt	32,091	32,265
Other	2,308	2,257
Total non-current liabilities	45,671	45,471
Current lease liabilities	1,503	1,509
Current fixed assets payables	2,707	3,101
Trade payables	7,341	7,067
Customer contract liabilities	2,683	2,579
Current employee benefits	2,416	2,418
Deferred income	162	149
Current liabilities included in the calculation of net financial debt	5,702	4,753
Other	8,410	7,647
Total current liabilities	30,924	29,223
Total equity and liabilities	111,000	109,650
Operating segments [member] | Telecom activities, operating segment [member]
Disclosure of operating segments [line items]
Equity	35,111	35,589
Non-current lease liabilities	7,076	6,879
Non-current fixed assets payables	1,575	1,480
Non-current employee benefits	2,588	2,560
Non-current liabilities included in the calculation of net financial debt	32,091	32,265
Other	2,191	2,112
Total non-current liabilities	45,522	45,296
Current lease liabilities	1,498	1,504
Current fixed assets payables	2,701	3,094
Trade payables	7,325	6,976
Customer contract liabilities	2,683	2,580
Current employee benefits	2,398	2,394
Deferred income	158	145
Current liabilities included in the calculation of net financial debt	5,711	4,759
Other	3,727	3,470
Total current liabilities	26,202	24,922
Total equity and liabilities	106,834	105,807
Operating segments [member] | France (excluding Enterprise), operating segment [member]
Disclosure of operating segments [line items]
Non-current lease liabilities	1,932	1,740
Non-current fixed assets payables	466	468
Non-current employee benefits	1,492	1,522
Other	346	347
Total non-current liabilities	4,236	4,076
Current lease liabilities	237	214
Current fixed assets payables	1,192	1,383
Trade payables	2,934	2,924
Customer contract liabilities	843	830
Current employee benefits	1,197	1,243
Other	1,047	763
Total current liabilities	7,450	7,357
Total equity and liabilities	11,686	11,433
Operating segments [member] | Europe (excluding France), operating segment [member]
Disclosure of operating segments [line items]
Non-current lease liabilities	1,941	1,831
Non-current fixed assets payables	889	825
Non-current employee benefits	62	23
Other	282	259
Total non-current liabilities	3,174	2,939
Current lease liabilities	399	373
Current fixed assets payables	727	911
Trade payables	2,006	1,839
Customer contract liabilities	779	740
Current employee benefits	189	181
Deferred income	104	86
Other	760	412
Total current liabilities	4,964	4,542
Total equity and liabilities	8,137	7,481
Operating segments [member] | Spain, operating segment [member]
Disclosure of operating segments [line items]
Non-current lease liabilities	1,072	961
Non-current fixed assets payables	405	429
Non-current employee benefits	3	5
Other	13	13
Total non-current liabilities	1,493	1,408
Current lease liabilities	194	178
Current fixed assets payables	398	451
Trade payables	870	868
Customer contract liabilities	225	228
Current employee benefits	45	56
Deferred income	83	67
Other	138	143
Total current liabilities	1,952	1,992
Total equity and liabilities	3,445	3,399
Operating segments [member] | Other European countries, operating segment [member]
Disclosure of operating segments [line items]
Non-current lease liabilities	869	870
Non-current fixed assets payables	484	396
Non-current employee benefits	59	18
Other	269	247
Total non-current liabilities	1,681	1,531
Current lease liabilities	206	194
Current fixed assets payables	329	460
Trade payables	1,136	971
Customer contract liabilities	554	513
Current employee benefits	144	125
Deferred income	21	20
Other	622	269
Total current liabilities	3,012	2,552
Total equity and liabilities	4,692	4,083
Operating segments [member] | Africa and Middle-East, operating segment [member]
Disclosure of operating segments [line items]
Non-current lease liabilities	678	691
Non-current fixed assets payables	220	188
Non-current employee benefits	92	89
Other	102	96
Total non-current liabilities	1,092	1,064
Current lease liabilities	170	209
Current fixed assets payables	627	589
Trade payables	1,508	1,307
Customer contract liabilities	92	93
Current employee benefits	111	88
Deferred income	36	40
Other	2,241	2,031
Total current liabilities	4,785	4,358
Total equity and liabilities	5,877	5,422
Operating segments [member] | Enterprise, operating segment [member]
Disclosure of operating segments [line items]
Non-current lease liabilities	309	320
Non-current employee benefits	237	242
Other	26	16
Total non-current liabilities	572	579
Current lease liabilities	129	134
Current fixed assets payables	55	68
Trade payables	903	909
Customer contract liabilities	837	750
Current employee benefits	472	455
Deferred income	9	8
Other	306	311
Total current liabilities	2,711	2,636
Total equity and liabilities	3,284	3,215
Operating segments [member] | Totem
Disclosure of operating segments [line items]
Non-current lease liabilities	494	476
Non-current employee benefits	2	2
Other	121	115
Total non-current liabilities	617	593
Current lease liabilities	143	142
Current fixed assets payables	12	9
Trade payables	284	256
Customer contract liabilities	9	9
Current employee benefits	5	6
Other	32	11
Total current liabilities	485	432
Total equity and liabilities	1,102	1,026
Operating segments [member] | International Carriers and Shared Services, operating segment [member]
Disclosure of operating segments [line items]
Non-current lease liabilities	1,722	1,820
Non-current employee benefits	703	682
Other	48	43
Total non-current liabilities	2,474	2,545
Current lease liabilities	420	433
Current fixed assets payables	87	134
Trade payables	1,009	942
Customer contract liabilities	157	184
Current employee benefits	424	421
Deferred income	9	10
Other	578	572
Total current liabilities	2,684	2,696
Total equity and liabilities	5,158	5,240
Operating segments [member] | Mobile Financial Services, operating segment [member]
Disclosure of operating segments [line items]
Equity	(705)	(633)
Non-current lease liabilities	21	23
Non-current employee benefits	12	7
Other	144	172
Total non-current liabilities	177	202
Current lease liabilities	4	4
Current fixed assets payables	6	6
Trade payables	58	153
Current employee benefits	17	24
Deferred income	4	5
Other	4,705	4,190
Total current liabilities	4,795	4,382
Total equity and liabilities	4,267	3,951
Elimination of intersegment amounts | Telecom activities and Mobile Financial Services [member]
Disclosure of operating segments [line items]
Other	(27)	(27)
Total non-current liabilities	(27)	(27)
Trade payables	(41)	(62)
Current liabilities included in the calculation of net financial debt	(9)	(6)
Other	(22)	(12)
Total current liabilities	(73)	(81)
Total equity and liabilities	(100)	(108)
Elimination of intersegment amounts | Telecom activities, operating segment [member]
Disclosure of operating segments [line items]
Equity	35,111	35,589
Non-current liabilities included in the calculation of net financial debt	32,091	32,265
Other	1,265	1,235
Total non-current liabilities	33,357	33,500
Current fixed assets payables		0
Trade payables	(1,320)	(1,200)
Customer contract liabilities	(33)	(27)
Current liabilities included in the calculation of net financial debt	5,711	4,759
Other	(1,236)	(630)
Total current liabilities	3,122	2,901
Total equity and liabilities	€ 71,590	71,989
Elimination of intersegment amounts | Europe (excluding France), operating segment [member]
Disclosure of operating segments [line items]
Trade payables		(1)
Total current liabilities		(1)
Total equity and liabilities		€ (1)